SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized interest (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized interest
Total interest costs	¥ 1,840,812	¥ 2,043,662	¥ 2,159,539
Less: interest costs capitalized	(51,914)	(119,031)	(223,002)
Interest expenses	¥ 1,788,898	¥ 1,924,631	¥ 1,936,537